Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Class A	Class A Common Stock and Class B Common Stock	Preferred Stock	Preferred Stock Common Class A	Common Stock	Common Stock Common Class A	Common Stock Class A Common Stock and Class B Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Common Class A	Additional Paid-in Capital Class A Common Stock and Class B Common Stock	Accumulated Other Comprehensive Loss	Accumulated Deficit	Accumulated Deficit Common Class A
Beginning Balance at Dec. 31, 2020	$ (231,230)								$ 5,808			$ (63)	$ (236,975)
Balance, shares at Dec. 31, 2020						10,425,584
Balance at Dec. 31, 2020				$ 238,963
Balance, shares at Dec. 31, 2020				38,258,865
Retroactive conversion of shares due to Business Combination, shares				7,154,403		1,949,584
Balance, as converted at Dec. 31, 2020				$ 238,963
Balance as converted, shares at Dec. 31, 2020				45,413,268
Balance, as converted at Dec. 31, 2020	(231,230)								5,808			(63)	(236,975)
Balance as converted, shares at Dec. 31, 2020						12,375,168
Accretion of preferred stock to redemption value				$ 193,058
Accretion of preferred stock to redemption value	(193,058)								(58,493)				(134,565)
Exercise of stock options	516								516
Exercise of stock options, shares						370,898
Issuance of preferred stock and warrants	(201)			$ 17,190					252				(453)
Issuance of preferred stock and warrants, shares				4,139,540
Shares issued in business acquisitions	32,966								32,966
Shares issued in business acquisitions, shares						5,600,400
Seller convertible notes issued at premium	7,178								7,178
Capital distribution	(3,686)								(3,686)
Beneficial conversion feature, net of taxes	14,449								14,449
Stock-based compensation expense	1,010								1,010
Net loss	(109,421)												(109,421)
Foreign currency translation gain (loss)	(568)											(568)
Ending Balance at Dec. 31, 2021	(482,045)											(631)	(481,414)
Balance, share at Dec. 31, 2021						18,346,466
Balance at Dec. 31, 2021	449,211			$ 449,211
Balance, shares at Dec. 31, 2021				49,552,808
Change in par value						$ 2			(2)
Accretion of preferred stock to redemption value					$ 26,570
Accretion of preferred stock to redemption value	(26,570)								(24,351)				(2,219)
Issuance of Class A Common Stock upon redemption of preferred stock		$ 475,781			$ (475,781)		$ 5			$ 475,776
Issuance of Class A Common Stock upon redemption of preferred stock, shares					(49,552,808)		47,595,134
Issuance of Class A Common Stock upon exercise of public warrants		4,763								4,763
Issuance of Class A Common Stock upon exercise of public warrants, shares							614,478
Issuance of Class A common Stock upon vesting of restricted share units, shares							305,671
Exercise of stock options		453								86				$ 367
Exercise of stock options, shares							821,117
Shares issued in business acquisitions		$ 8,590	$ 346,797					$ 6		$ 8,590	$ 346,791
Shares issued in business acquisitions, shares							859,016	62,664,098
Repurchase of common stock	(88)												(88)
Repurchase of common stock, shares						(9,785)
Stock-based compensation expense	38,090								37,222				868
Stock-based compensation expense, shares						220,321
Withholding taxes on net share settlement of stock-based compensation and option exercises	(2,670)								(2,670)
Net loss	(218,257)												(218,257)
Foreign currency translation gain (loss)	(154)											(154)
Ending Balance at Dec. 31, 2022	$ 144,690					$ 13			$ 846,205			$ (785)	$ (700,743)
Balance, share at Dec. 31, 2022						131,416,516